Financial Instruments and Risk Management (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Apr. 30, 2025
Financial Instruments and Risk Management [Line Items]
Cash fees and warrants (in Dollars)			$ 216,000
Warrants shares (in Shares)			96,000
One Customer [Member]
Financial Instruments and Risk Management [Line Items]
Percentage of total revenue	58.00%	13.00%